                   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                    BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B

                           BRIGHTHOUSE PRIME OPTIONS

   Supplement dated October 29, 2018 to the Prospectus dated April 30, 2018

Effective for new contracts issued on and after November 12, 2018, Brighthouse Life Insurance Company of NY ("we," "us," or "our") will improve certain GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates available under the FlexChoice Access Level and FlexChoice Access Expedite variations of the GLWB rider offered with Brighthouse Prime Options variable annuity contracts issued by us.

CONTRACTS ISSUED PRIOR TO JULY 23, 2018 WILL RECEIVE THE FLEXCHOICE ACCESS GLWB
                 --------
WITHDRAWAL RATES AND GLWB LIFETIME GUARANTEE RATES INDICATED IN THE APRIL 30, 2018 PROSPECTUS. CONTRACTS ISSUED ON AND BETWEEN JULY 23, 2018 AND NOVEMBER 11,
                                  --------------
2018 WILL RECEIVE THE FLEXCHOICE ACCESS GLWB WITHDRAWAL RATES AND GLWB LIFETIME GUARANTEE RATES INDICATED IN THE JULY 9, 2018 SUPPLEMENT TO THE APRIL 30, 2018 PROSPECTUS. CONTRACTS ISSUED ON AND AFTER NOVEMBER 12, 2018 WILL RECEIVE THE
                             ------------
NEW GLWB WITHDRAWAL RATES AND GLWB LIFETIME GUARANTEE RATES INDICATED BELOW. Please see "Purchase--Allocation of Purchase Payments" in the prospectus for information on how we process applications for new contracts. Please note, the administrative procedures for processing contract applications may vary among the selling firms through which we issue the contracts. Please speak with your financial representative about how to purchase a new contract with a GLWB rider offering the new GLWB Withdrawal Rates and GLWB Lifetime Guarantee Rates.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at: Brighthouse Life Insurance Company of NY, Annuity Service Center, P.O. Box 10366, Des Moines, Iowa 50306-0366, or call us at
(888) 556-5412, to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

NEW GLWB RATE TABLE EFFECTIVE NOVEMBER 12, 2018
-----------------------------------------------

Under "Living Benefits--Guaranteed Lifetime Withdrawal Benefit--GLWB Rate Table" in the prospectus, for FlexChoice Access Level and FlexChoice Access Expedite, insert the following new rows as the first rows of the FlexChoice Access Level and FlexChoice Access Expedite rate tables:

FLEXCHOICE ACCESS LEVEL

Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.

DATE       DATE       ROLLUP  ROLLUP RATE  LIFETIME    MINIMUM ISSUE       GLWB WITHDRAWAL RATE         GLWB LIFETIME
FIRST      LAST       RATE    PERIOD END   WITHDRAWAL  AGE/MINIMUM         (WHEN ACCOUNT VALUE          GUARANTEE RATE
AVAILABLE  AVAILABLE          DATE         AGE         SPOUSAL AGE         IS GREATER THAN $0)/1/       (WHEN ACCOUNT VALUE
                                                                                                        IS REDUCED TO $0)
---------  ---------  ------  -----------  ----------  ------------------  ---------------------------  --------------------
                                                       Minimum Issue       AGE AT 1ST       WITHDRAWAL   SINGLE      JOINT
                                                       -------------       WITHDRAWAL          RATE     LIFETIME   LIFETIME
                                                       Age:                AFTER AGE                    GUARANTEE  GUARANTEE
                                                       ---                 59 1/2                         RATE       RATE
                                                       You must be at      ---------------  -----------  ---------  ---------
                                                       least age 50 years  59 1/2 to less
                                                       old at contract     than 65             4.35%       4.35%      3.35%
                              10th                     issue.
11/12/18      --      5.00%   Contract       59 1/2                        -----------      -----------  ---------  ---------
                              Anniversary              Minimum Spousal     65 to less
                                                       ---------------     than 75             5.35%       5.35%      4.35%
                                                       Age: Your
                                                       ---                 -----------      -----------  ---------  ---------
                                                       Spouse's Date of    75 to less
                                                       Birth may not be    than 80             5.60%       5.60%      4.60%
                                                       more than 10

                                                               SUPP-FCPONY-1018

DATE       DATE       ROLLUP  ROLLUP RATE  LIFETIME    MINIMUM ISSUE       GLWB WITHDRAWAL RATE      GLWB LIFETIME
FIRST      LAST       RATE    PERIOD END   WITHDRAWAL  AGE/MINIMUM         (WHEN ACCOUNT VALUE       GUARANTEE RATE
AVAILABLE  AVAILABLE          DATE         AGE         SPOUSAL AGE         IS GREATER THAN $0)/1/    (WHEN ACCOUNT VALUE
                                                                                                     IS REDUCED TO $0)
---------  ---------  ------  -----------  ----------  ------------------  ---------------------     -------------------
                                                       years after your
                                                       Date of Birth.      80+              6.10%       6.10%     5.10%
                                                                           -----------   -----------  --------- ---------

FLEXCHOICE ACCESS EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

DATE       DATE       ROLLUP  ROLLUP       LIFETIME    MINIMUM      GLWB WITHDRAWAL RATE     GLWB LIFETIME GUARANTEE RATE
FIRST      LAST       RATE    RATE         WITHDRAWAL  ISSUE AGE/   (WHEN ACCOUNT VALUE      (WHEN ACCOUNT VALUE
AVAILABLE  AVAILABLE          PERIOD END   AGE         MINIMUM      IS GREATER THAN $0)/1/   IS REDUCED TO $0)
                              DATE                     SPOUSAL
                                                       AGE
---------  ---------  -----   ----------   ----------  ----------   ---------------------    ------------------------------
                                                       Minimum      AGE AT 1ST   WITHDRAWAL  AGE        SINGLE      JOINT
                                                       -------      WITHDRAWAL      RATE     WHEN      LIFETIME   LIFETIME
                                                       Issue Age:   AFTER AGE                ACCOUNT   GUARANTEE  GUARANTEE
                                                       ---------    59 1/2                   VALUE IS    RATE       RATE
                                                       You must                              REDUCED
                                                       be at least                           TO
                                                       age 50                                ZERO
                                                       years old    ------------ ----------  --------  ---------  ---------
                                                       at contract                           79 or
                                                       issue.       59 1/2 to                younger     3.75%      2.75%
                                                                    less than
                                                       Minimum      65             5.00%     --------  ---------  ---------
                              10th                     -------                               80+         4.00%      3.00%
11/12/18      --      5.00%   Contract       59 1/2    Spousal      ------------ ----------  --------  ---------  ---------
                              Anniversary              -------                               79 or
                                                       Age: Your    65 to less               younger     4.75%      3.75%
                                                       ---          than 75        6.00%     --------  ---------  ---------
                                                       Spouse's                              80+         5.00%      4.00%
                                                       Date of      ------------ ----------  --------  ---------  ---------
                                                       Birth may                             79 or
                                                       not be       75 to less               younger     4.75%      3.75%
                                                       more than    than 80        6.00%     --------  ---------  ---------
                                                       10 years                              80+         5.00%      4.00%
                                                       after your   ------------ ----------  --------  ---------  ---------
                                                       Date of                               79 or
                                                       Birth.                                younger      N/A        N/A
                                                                    80+            6.75%     --------  ---------  ---------
                                                                                             80+         5.75%      4.75%
                                                                    ------------ ----------  --------  ---------  ---------


1. When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 P.O. Box 10366                                     Telephone: (888) 556-5412
 Des Moines, Iowa 50306-0366